Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense [Line Items]
Amortization of intangibles	$ 76,955	$ 184,691	$ 184,691